SEGMENT REPORTING (Reconciling Items Between Segment Measures and GAAP Measures - Revenues) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment revenues
Segment revenues									$ 1,061,618,000	$ 1,032,641,000	$ 757,414,000
Adjust management fees									1,324,000	917,000	522,000
Adjust incentive income									(96,392,000)	(28,785,000)	(5,153,000)
Adjust income from the receipt of options									6,310,000	42,516,000	21,524,000
Adjust other revenues (including expense reimbursements)									232,720,000	217,694,000	195,562,000
Total Revenues	454,946,000	243,180,000	270,344,000	237,110,000	565,535,000	232,019,000	223,074,000	244,355,000	1,205,580,000	1,264,983,000	969,869,000
Incentive income received from third parties, not subject to contingent repayment									$ 900,000	$ 0	$ 300,000